Shareholder Report, Line Graph (Details) 194906_Aristotle Floating Rate Income Fund_Class I-2_TSR Annual {Class I-2} - USD ($)											12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2026
Class I-2
Account Value [Line Items]
Accumulated Value	$ 15,785	$ 14,916	$ 13,228	$ 12,884	$ 12,479	$ 10,873	$ 11,631	$ 11,311	$ 10,856	$ 10,000	$ 16,675
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg US Aggregate Bond Index
Accumulated Value	11,342	10,814	10,633	11,168	11,651	11,569	10,620	10,165	10,044	10,000	$ 11,835
Morningstar LSTA US Leveraged Loan TR USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Morningstar LSTA US Leveraged Loan TR USD
Accumulated Value	16,461	15,405	13,696	13,357	12,936	10,717	11,798	11,458	10,972	10,000	$ 17,253
S&P UBS Leverage Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P UBS Leverage Loan Index
Accumulated Value	$ 16,442	$ 15,364	$ 13,669	$ 13,384	$ 12,967	$ 10,737	$ 11,865	$ 11,483	$ 10,974	$ 10,000	$ 17,229